PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Income tax receivable			¥ 7,876,523
Deferred income tax assets (note 11)		¥ 3,663,864	9,490,107
Advances to employees		982,530	1,432,927
Other current assets		7,285,850	5,705,692
Total prepaid expenses and other current assets	$ 1,850,534	¥ 11,932,244	¥ 24,505,249